INCOME TAXES	9 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

(13)    INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable years ended March 31, 2016, 2017 and nine months ended December 31, 2017. Accordingly, no provision for Hong Kong profits tax was required. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. In October, 2017, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019.

In December 2009, ATA Learning, ATA Online and Muhua Shangce received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. In May and July 2012, ATA Learning, ATA Online and Muhua Shangce received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, ATA Learning, ATA Online and Muhua Shangce received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. The applicable income tax rate for ATA Learning, ATA Online and Muhua Shangce from January 1, 2018 onward will be 25% unless they re-qualify as HNTE. ATA Online and Muhua Shangce are currently in the process of renewing their HNTE certificates for another three years. Upon successful renewal, these entities would be entitled to a preferential tax rate of 15% retroactively from January 1, 2018.

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2017, the Company has accrued withholding tax of RMB22,797,747 on undistributed earnings of RMB 227,977,473 generated by its PRC consolidated entities since January 1, 2008.

The earnings (losses) before income taxes were generated in the following jurisdictions:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(23,126,473)	(7,439,119)	(42,757,651)
PRC	68,147,366	36,100,641	100,040,452
Hong Kong	(48,227)	(33,943)	(37,472)

Earnings before income taxes	44,972,666	28,627,579	57,245,329

Income tax expense recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
PRC
Current income tax expense	11,867,755	15,677,070	27,953,476
Deferred income tax expense	7,053,724	22,919,916	1,454,773

Total income tax expense	18,921,479	38,596,986	29,408,249

The actual income tax expense reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2016, 2017 and nine months ended December 31, 2017 to earnings before income taxes due to the following:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Computed “expected” income tax expense	11,243,167	7,156,895	14,311,332
Increase in valuation allowance	16,146,033	21,150,760	12,376,506
Preferential income tax rate	(7,911,837)	(12,853,725)	(13,093,467)
Entities not subject to income tax	3,502,469	1,868,266	6,914,869
Non-deductible expenses
Entertainment	792,099	662,669	715,053
Share-based compensation	2,291,206	1,739,601	3,783,912
Bad debt loss	(31,963)	173,615	340,877
Tax rate differential	(3,974,403)	—	—
Additional deduction of research and development costs	(4,900,698)	(4,856,620)	(4,568,576)
Withholding tax related to undistributed earnings	—	22,620,872	9,476,875
Other	1,765,406	934,653	(849,132)

Actual income tax expense	18,921,479	38,596,986	29,408,249

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	March 31, 2017	December 31, 2017
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	28,887,161	38,262,815
Share of losses of equity method investments	3,193,339	3,193,339
Impairment loss of long-term investments	8,049,843	8,049,843
Accrued expenses and other payables	4,292,260	5,375,538
Property and equipment, net	276,921	552,743
Funding support	—	335,815

Total gross deferred income tax assets	44,699,524	55,770,093
Less: valuation allowance	(41,179,348)	(53,555,854)

Total deferred income tax assets, net	3,520,176	2,214,239
Deferred income tax liabilities:
Customer relationships	97,952	85,764
Training platform	33,464	17,613
Withholding tax related to distributable earnings	22,620,872	22,797,747

Total gross deferred income tax liabilities	22,752,288	22,901,124

Net deferred income tax assets	3,388,760	2,110,862

Net deferred income tax liabilities	22,620,872	22,797,747

The movements of the valuation allowance are as follows:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Balance at the beginning of the period	3,882,555	20,028,588	41,179,348
Additions	16,146,033	21,150,760	12,376,506

Balance at the end of the period	20,028,588	41,179,348	53,555,854

As of December 31, 2017, the valuation allowance of RMB 53,555,854 was related to the deferred income tax assets of PRC entities which were in loss position. As of December 31, 2017, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of December 31, 2017 could be reduced in the near term if estimates of future taxable income are reduced.

As of December 31, 2017, the Group had tax loss carry forwards for PRC income tax purpose of RMB 153,051,262 of which RMB 4,996,057, RMB 5,438,101, RMB 41,458,163, RMB 42,390,834 and RMB 58,768,107 will expire if unused by December 31, 2018, 2019, 2020, 2021 and 2022, respectively.

For the years ended March 31, 2016, 2017 and nine months ended December 31, 2017, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2013.